FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03466

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Hanover Street Trust

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

MARC BRYANT, SECRETARY, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 12/31

DATE OF REPORTING PERIOD: 07/01/2017 - 06/30/2018

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Hanover Street Trust

BY: /s/STACIE M. SMITH*
STACIE M. SMITH, TREASURER
DATE: 08/10/2018 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2018 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY EMERGING MARKETS DEBT CENTRAL FUND
07/01/2017 - 06/30/2018

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FRONTERA ENERGY CORPORATION MEETING DATE: MAY 31, 2018
TICKER: FEC SECURITY ID: 35905B107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors at Six	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Russell Ford	Management	For	For
2.6	Elect Director Camilo Marulanda	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For
4	Approve Stock Split	Management	For	For

FRONTERA ENERGY CORPORATION MEETING DATE: MAY 31, 2018
TICKER: FEC SECURITY ID: 35905B305
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors at Six	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Russell Ford	Management	For	For
2.6	Elect Director Camilo Marulanda	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For
4	Approve Stock Split	Management	For	For

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Advisor Series I
Fidelity Advisor Series VII
Fidelity Advisor Series VIII
Fidelity Beacon Street Trust
Fidelity Capital Trust
Fidelity Central Investment Portfolios LLC
Fidelity Commonwealth Trust
Fidelity Commonwealth Trust II
Fidelity Concord Street Trust
Fidelity Congress Street Fund
Fidelity Contrafund
Fidelity Covington Trust
Fidelity Destiny Portfolios
Fidelity Devonshire Trust
Fidelity Exchange Fund
Fidelity Financial Trust	Fidelity Hanover Street Trust
Fidelity Hastings Street Trust
Fidelity Investment Trust
Fidelity Magellan Fund
Fidelity Mt. Vernon Street Trust
Fidelity Puritan Trust
Fidelity Securities Fund
Fidelity Select Portfolios
Fidelity Summer Street Trust
Fidelity Trend Fund
Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III
Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Jay Burke my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2018.

WITNESS my hand on this 1st day of June 2018.

/s/Stacie M. Smith

Stacie M. Smith

Treasurer